INCOME TAXES - SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax provision at the federal statutory rate of 35%	$ 84,425	$ 69,547	$ 84,775
Change in tax reserves, net	(1,049)	(595)	(283)
State income taxes, net of effect of federal tax benefit	2,804	3,946	4,185
Foreign income taxed at a different statutory rate	(13,761)	(2,698)	(975)
Foreign rate change	(4,454)	0	0
Non-taxable contingent consideration fair value adjustments	(3,193)	(3,898)	(4,439)
Non-taxable foreign currency exchange gains	(6,837)	(3,776)	(4,107)
Other, net	4,940	3,016	(2,031)
Income tax provision	$ 62,875	$ 65,542	$ 77,125
Federal statutory income tax rate (percentage)	35.00%	35.00%	35.00%